Notes Payable (Details) (Notes, USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 24, 2012	Jun. 30, 2012	Jun. 20, 2012	Jun. 18, 2007
Notes
Notes payable
Secured promissory notes issued		$ 4.0	$ 1.5	$ 4.0	$ 7.5	$ 7.5	$ 0.2
Fixed interest rate (as a percent)	3.00%	3.00%					8.00%
Basis of interest rate	LIBOR	LIBOR